Shareholders' Equity (Details 1) - Stock options [Member]	6 Months Ended
Jun. 30, 2018 $ / shares shares
Options outstanding at June 30, 2018
Number outstanding | shares	477,710
Options exercisable at June 30, 2018
Number exercisable | shares	164,208
5.35-6.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, Minimum	$ 5.35
Exercise price, Maximum	$ 6.00
Options outstanding at June 30, 2018
Number outstanding | shares	10,400
Weighted average exercise price	$ 5.49
Weighted average remaining contractual life	8 months 12 days
Options exercisable at June 30, 2018
Number exercisable | shares	10,400
Weighted average exercise price	$ 5.49
Weighted average remaining contractual life	8 months 12 days
11.12-14.52 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, Minimum	$ 11.12
Exercise price, Maximum	$ 14.52
Options outstanding at June 30, 2018
Number outstanding | shares	294,558
Weighted average exercise price	$ 11.79
Weighted average remaining contractual life	2 years 9 months
Options exercisable at June 30, 2018
Number exercisable | shares	153,808
Weighted average exercise price	$ 11.82
Weighted average remaining contractual life	2 years 6 months 7 days
18.90-19.85 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, Minimum	$ 18.90
Exercise price, Maximum	$ 19.85
Options outstanding at June 30, 2018
Number outstanding | shares	172,752
Weighted average exercise price	$ 19.47
Weighted average remaining contractual life	4 years 1 month 9 days
Options exercisable at June 30, 2018
Number exercisable | shares
Weighted average exercise price
Weighted average remaining contractual life	0 years